Consolidated Comprehensive Income Statements - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net income	$ 6,834	$ 7,721	$ 4,387
Other comprehensive income (loss) before taxes:
Foreign currency translation	(111)	(9)	18
Unrealized gains (losses) on available-for-sale securities	(55)	(16)	14
Losses included in other operating expenses	1
Total Unrealized losses on available-for-sale securities	(54)	(16)	14
Defined benefit plans	49	87	(71)
Pension costs included in salaries and benefits	9	28	28
Total defined benefit plans	58	115	(43)
Change in fair value of derivative financial instruments	6	1	(66)
Interest costs included in interest expense	2	37	24
Total change in fair value of derivative financial instruments	8	38	(42)
Other comprehensive income (loss) before taxes	(99)	128	(53)
Income taxes (benefits) related to other comprehensive income items	(13)	30	(11)
Other comprehensive income (loss)	(86)	98	(42)
Comprehensive income	6,748	7,819	4,345
Comprehensive income attributable to noncontrolling interests	1,191	765	633
Comprehensive income attributable to HCA Healthcare, Inc.	$ 5,557	$ 7,054	$ 3,712